Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Expenses By Nature 1 Explanatory [Abstract]
Schedule of administrative expenses
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

General administrative expenses	142,848	124,896	145,241
Maintenance and repair of property, plant and equipment	20,300	19,214	20,962
Office lease	-	-	29,761
Equipment lease	-	-	55
Short term leases contracts	1,625	4,177	-
Insurance payments	5,064	3,848	3,439
Office supplies	4,774	5,126	5,070
IT and communication expenses	68,436	52,017	44,209
Heating, and other utilities	5,455	2,848	4,849
Security and valuables transport services	12,365	12,187	12,168
Representation and personnel travel expenses	2,375	4,109	3,444
Judicial and notarial expenses	860	1,277	1,148
Fees for technical reports and auditing	8,460	7,643	10,020
Other general administrative expenses	13,134	12,450	10,116
Outsourced services	72,513	71,572	65,358
Data processing	38,032	31,921	32,360
Archive services	2,619	3,518	3,401
Valuation services	3,208	3,644	3,167
Outsourcing	6,177	10,139	9,936
Other	22,477	22,350	16,494
Board expenses	1,517	1,356	1,297
Marketing expenses	16,791	20,891	19,286
Taxes, payroll taxes, and contributions	16,781	14,897	13,907
Real estate taxes	2,214	1,954	1,730
Patents	2,135	1,913	1,896
Other taxes	5	5	7
Contributions to FMC (former SBIF)	12,427	11,025	10,274
Total	250,450	233,612	245,089